Document and Entity Information	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	001-31922
Entity Registrant Name	SOMNIGROUP INTERNATIONAL INC.
Entity Central Index Key	0001206264
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-1022198
Entity Address, Address Line One	1000 Tempur Way
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40511
City Area Code	800
Local Phone Number	878-8889
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SGI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false